Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2013 Convertible Notes	Mar. 31, 2012 Convertible Notes	Jun. 30, 2014 Derivative Liability	Mar. 31, 2014 Derivative Liability	Mar. 31, 2013 Derivative Liability	Mar. 31, 2012 Derivative Liability
Fair Value of Instruments			$ 933,748	$ 487,832	$ 308,255		$ 933,748	$ 933,748	$ 227,521	$ 308,255		$ 0	$ 260,311	$ 334,497
Realized and unrealized gains (losses); Included in other income (expense)			(143,720)	(199,276)				(65,235)	(101,701)			(78,385)	(97,575)
Included in other income (expense)	559,048	559,048	559,048			756,719	(559,048)				(197,671)
Purchases, issuances, and settlements			$ 30,488	$ (44,356)				$ 14,743	$ 20,967			$ 15,745	$ 23,389